Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.Supplement Dated July 5, 2024 to the
		Statutory Prospectus Dated May 1, 2024The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2024 (the “Prospectus”). You should read this Supplement together with the Prospectus.Fee Table Update – Long-Term U.S. Government Bond PortfolioThe “FEES AND EXPENSES OF THE PORTFOLIO” section of the Long-Term U.S. Government Bond Portfolio’s Summary is amended by replacing the current Fee Table with the following updated Fee Table:Shareholder Fees(fees paid directly from your investment)N/AAnnual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)Management Fee0.55%Distribution and Service (12b-1) FeesNoneOther Expenses (components set forth in sub-captions below)1.66%Interest Expense1.51%Other Operating Expenses0.15%Total Annual Portfolio Operating Expenses2.21%Expense Reimbursement(0.05%)Total Annual Portfolio Operating Expenses After Expense Reimbursement2.16%[1]“Other Expenses” include interest expense of 1.51%. Interest expense is borne by the Portfolio separately from the management fees paid to the Portfolio’s investment adviser, Mason Street Advisors, LLC, and the Portfolio’s sub-adviser, Pacific Investment Management Company LLC. Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.70% and Total Annual Portfolio Operating Expenses After Expense Reimbursement are 0.65%.[2]The Portfolio's investment adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges, acquired fund fees and expenses and such non-recurring and extra ordinary expenses as they may arise) to an annual rate of 0.65% of the Portfolio's average net assets. This expense limitation agreement may be terminated by the adviser at any time after April 30, 2025The updated Fee Table contains no changes to fees or expenses, but sets forth additional information regarding interest expenses as described above.Please retain this Supplement for future reference.
Long-Term US Government Bond Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.Supplement Dated July 5, 2024 to the
		Statutory Prospectus Dated May 1, 2024The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2024 (the “Prospectus”). You should read this Supplement together with the Prospectus.Fee Table Update – Long-Term U.S. Government Bond PortfolioThe “FEES AND EXPENSES OF THE PORTFOLIO” section of the Long-Term U.S. Government Bond Portfolio’s Summary is amended by replacing the current Fee Table with the following updated Fee Table:Shareholder Fees(fees paid directly from your investment)N/AAnnual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)Management Fee0.55%Distribution and Service (12b-1) FeesNoneOther Expenses (components set forth in sub-captions below)1.66%Interest Expense1.51%Other Operating Expenses0.15%Total Annual Portfolio Operating Expenses2.21%Expense Reimbursement(0.05%)Total Annual Portfolio Operating Expenses After Expense Reimbursement2.16%[1]“Other Expenses” include interest expense of 1.51%. Interest expense is borne by the Portfolio separately from the management fees paid to the Portfolio’s investment adviser, Mason Street Advisors, LLC, and the Portfolio’s sub-adviser, Pacific Investment Management Company LLC. Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.70% and Total Annual Portfolio Operating Expenses After Expense Reimbursement are 0.65%.[2]The Portfolio's investment adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges, acquired fund fees and expenses and such non-recurring and extra ordinary expenses as they may arise) to an annual rate of 0.65% of the Portfolio's average net assets. This expense limitation agreement may be terminated by the adviser at any time after April 30, 2025The updated Fee Table contains no changes to fees or expenses, but sets forth additional information regarding interest expenses as described above.Please retain this Supplement for future reference.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Long-Term US Government Bond Portfolio | Long-Term US Government Bond Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees(fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	1.51%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses (components set forth in sub-captions below)	rr_OtherExpensesOverAssets	1.66%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.21%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Portfolio Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.16%	[1],[2]

[1]	“Other Expenses” include interest expense of 1.51%. Interest expense is borne by the Portfolio separately from the management fees paid to the Portfolio’s investment adviser, Mason Street Advisors, LLC, and the Portfolio’s sub-adviser, Pacific Investment Management Company LLC. Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.70% and Total Annual Portfolio Operating Expenses After Expense Reimbursement are 0.65%.
[2]	The Portfolio's investment adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges, acquired fund fees and expenses and such non-recurring and extra ordinary expenses as they may arise) to an annual rate of 0.65% of the Portfolio's average net assets. This expense limitation agreement may be terminated by the adviser at any time after April 30, 2025